Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movements in Company's Borrowings with Rabobank

Movements in the Company’s borrowings with the Rabobank were as follows:

(euros in thousands)
Balance December 31, 2016	486
Short term portion December 31, 2016	167
Long term portion December 31, 2016	319

Balance January 1, 2017	486
Repayments	(486)

Balance December 31, 2017	—